TAXATION (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Tax effect of tax losses	$ 23,903,092	$ 15,870,525	$ 9,411,521